Share-Based compensation (Tables)	12 Months Ended
Jul. 02, 2011
Share-based Compensation [Abstract]
Black-Scholes option model assumption table

	2011	2010	2009
Dividend yield	3.5%	3.6%	3.2%
Expected volatility	23.4%	25.4%	34.7%
Risk-free interest rate	1.2%	2.3%	2.3%
Expected life	5.0 years	4.9 years	4.5 years

Option rollforward and other disclosures table

			Weighted Average
		Weighted	Remaining	Aggregate
	Shares Under	Average Exercise	Contractual Term	Intrinsic Value
	Option	Price Per Share	(in years)	(in thousands)
Outstanding as of July 3, 2010	72,835,397	$29.72
Granted	7,190,250	28.86
Exercised	(11,461,735)	27.20
Forfeited	(422,309)	28.24
Expired	(749,295)	31.23

Outstanding as of July 2, 2011	67,392,308	$30.05	2.77	$120,024

Vested or expected to vest as of July 2, 2011	66,718,623	$30.07	2.75	$117,725

Exercisable as of July 2, 2011	45,522,993	$30.90	1.67	$46,562

Non-vested awards rollforward table

		Weighted
		Average Grant
		Date Fair Value
	Shares	Per Share
Nonvested as of July 3, 2010	778,623	$27.23
Granted	716,973	28.73
Vested	(285,536)	27.30
Forfeited	(7,534)	29.22

Nonvested as of July 2, 2011	1,202,526	$28.10